Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity incentive awards are granted in (a) two grants of an equal number of share options and RSUs, typically April 1 and September 1 of each year and (b) one grant of PSUs, typically granted in their entirety on April 1 of each year. PSOs, PSUs and cash awards granted pursuant to the KPL-387 LTIP were granted effective on the first day of the month following such plan’s effective date (May 1, 2025). Any NEO hired following the effective date of the KPL-387 LTIP is eligible to receive awards under the plan, with the amounts granted being adjusted downwards (in light of their later hiring date) in accordance the terms of the KPL-387 LTIP. The Compensation Committee does not take material nonpublic information into account when determining the timing or terms (including exercise price) of equity awards; similarly, the Company does not grant equity-based awards in anticipation of the release of material non-public information and does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation. In addition, during 2025, the Company did not grant share options or PSOs to any named executive officer during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material non-public information.

Award Timing Method	Equity incentive awards are granted in (a) two grants of an equal number of share options and RSUs, typically April 1 and September 1 of each year and (b) one grant of PSUs, typically granted in their entirety on April 1 of each year. PSOs, PSUs and cash awards granted pursuant to the KPL-387 LTIP were granted effective on the first day of the month following such plan’s effective date (May 1, 2025). Any NEO hired following the effective date of the KPL-387 LTIP is eligible to receive awards under the plan, with the amounts granted being adjusted downwards (in light of their later hiring date) in accordance the terms of the KPL-387 LTIP. The Compensation Committee does not take material nonpublic information into account when determining the timing or terms (including exercise price) of equity awards; similarly, the Company does not grant equity-based awards in anticipation of the release of material non-public information and does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing or terms (including exercise price) of equity awards; similarly, the Company does not grant equity-based awards in anticipation of the release of material non-public information and does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false